U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20594

                               AMENDED FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of form before preparing form.
                              Please print or type.


1.   Name and  address of issuer:
     The U.S.  Treasury  Money Fund of America
     333 South Hope Street
     Los Angeles, CA 90071

2. Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: _

3.   Investment  Company Act File Number:  811-6235
     Securities Act File Number:  33-38475

4(a). Last day of fiscal  year for which this Form is filed:
      September  30, 2000

4(b). X Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). _ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):              $859,799,000

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                     $957,329,000

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                                        $0

     (iv)   Total available redemption credits [add items
            5(ii) and 5(iii):                                       $957,128,000

     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                  $0

     (vi)   Redemption credits available for use in future
            years if item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                            $(97,329,000)

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                          x .000264

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                             $0

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]: =$0**

     **A fee was paid in error when filing on November 22, 2000; accession number 0000823620-00-000030; file number 033-38475.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     CIK # 870827 None

     Method of delivery:

                  _    Wire transfer
                  _    Mail or other means



                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*     /s/ Julie F. Williams
                                    Julie F. Williams
                                    Secretary

      Date  December 6, 2002

      * Please print the name and title of the signing officer below the signature.